UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

ANNUAL REPORT

FRANK VALUE FUND

LEIGH BALDWIN TOTAL RETURN FUND

June 30, 2011

Fiscal Year, 2011

To our fellow shareholders,

The Frank Funds’ fiscal year ending June 30, 2011 witnessed a continued sluggish US recovery with weak job creation and ballooning government deficits. Additionally, the rapid rise in Portuguese and Italian interest rates showed signs of a budding European debt and banking crisis. Outflows from the US stock market are responsible for a large valuation gap between bonds and common stocks. Investors continue to prefer the safety of short-term government debt despite paying near-zero interest rates. However, improving corporate profits and a second round of quantitative easing by the Federal Reserve have resulted in a rise in the stock market in the past twelve months.

The world economy is growing slowly, and US companies are taking advantage through their international subsidiaries. Real growth in the US is again slowing due to inflation, continued weak job growth, and the inability to make long-term plans due to uncertainty and gridlock in Washington. There continues to be a dual-aversion to equities: numerous investors are fleeing stocks for bonds, and the investors who remain must battle extreme business uncertainty. However, profits are strong and companies are buying back their own stock at a material pace, as well as growing through acquisitions. This fundamental strength  enables the Funds’ portfolio managers to look past short-term worries and take advantage of current depressed valuations.

Leigh Baldwin Total Return Fund Portfolio Performance

The Leigh Baldwin Total Return Fund (“Baldwin Fund”) gained 7.10% for the fiscal year ended June 30, 2011, compared to a gain of 30.69% for the S&P 500 Total Return Index and a gain of 3.43% for the HFRX Equity Market Neutral Index. Since inception (8-30-08) on an annualized basis, the Baldwin Fund has generated a return of -0.53%, compared to 3.74% for the S& P 500 Total Return Index and 0.83% for the HFRX Equity Market Neutral Index. The Fund will be transitioning its benchmark from the S&P 500 Total Return Index to the HFRX Equity Market Neutral Index because it believes it is a more appropriate performance gauge of its covered call strategy.

The Baldwin Fund experienced a challenging fiscal year, partly driven by stock allocation decisions in the Energy sector. In the Energy sector, Exxon Mobil, a multinational oil services company, encountered business challenges from the BP oil spill, resulting in price declines in the stock market. As an overweight position for the Baldwin Fund, Exxon Mobil contributed to the relative underperformance of the Fund versus its benchmarks during the last fiscal year.

The Baldwin Fund experienced a strong year in the Services sector, driven by stock allocation decisions. In the Services sector, McDonald’s Corp, a world-wide food service retailer, weathered the slow-growth environment and expanded its business, and shares advanced. The Baldwin Fund’s strategy to purchase put options on its positions also generated gains in the fiscal year.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) gained 37.98% for the fiscal year ended June 30, 2011, compared to a gain of 30.69% for its benchmark, the S&P 500 Total Return Index. Over the past three years on an annualized basis, the Value Fund returned 8.20%, compared to a drop to 3.33% for the benchmark. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 6.87%, compared to a gain of 4.72% for the S&P 500 Total Return Index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the Technology sector, driven by stock allocation decisions. In the Technology sector, Cisco, a networking and communications company, lost marketshare to its competitors and initiated a company-wide restructuring effort. Cisco remains a dominant company in its space with robust earnings, however the aforementioned short-term issues have been a drag on the stock price.

The Value Fund experienced a strong year in the Personal Services sector, driven by stock allocation decisions. In the Personal Services sector, Weight Watchers, a weight management services company, significantly accelerated its revenue, operating income, and net income growth. The Value Fund continues to hold its position in Weight Watchers, which as of June 30, 2011 has returned 200% since being added to the portfolio. Weight Watchers contributed to the Fund’s relative outperformance versus its benchmark in the fiscal year.

Thank you for your investments.  We look forward to continue working with you.

Sincerely,

Brian Frank

President

Frank Funds Trust

Frank Value Fund

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2011

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Investor Class	37.98%	8.20%	6.87%	$15,863
Frank Value Fund - Institutional Class	15.07%	N/A	23.91%	$11,507
Frank Value Fund - Class C	23.66%	N/A	31.89%	$12,366
S&P 500 Stock Index	30.69%	3.34%	4.72%	$13,779

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). The chart assumes an initial gross investment of $10,000 made on 9/23/2010 for Class C (Class C inception). The chart assumes an initial gross investment of $10,000 made on 11/3/2010 for the Institutional Class (Institutional Class inception).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Leigh Baldwin Total Return Fund

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2011

FUND/INDEX	1-YEAR	SINCE INCEPTION	VALUE
Leigh Baldwin Fund	7.10%	-0.53%	$9,846
S&P 500 Stock Index	30.69%	3.74%	$11,128
HFRX Equity Market Neutral Index	3.43%	0.83%	$10,243

Leigh Baldwin Total Return Fund
S&P 500 Index
HFRX Equity Market Neutral
Inception Date: 8/1/2008
20,000
15,000
10,000
5,000
- 0
Jun-08
Oct-08
Feb-09
Jun-09
Oct-09
Feb-10
Jun-10
Oct-10
Feb-11
Jun-11

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

FRANK VALUE FUND

           PORTFOLIO ANALYSIS

             JUNE 30, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

LEIGH BALDWIN TOTAL RETURN FUND

           PORTFOLIO ANALYSIS

              JUNE 30, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Value Fund
	Schedule of Investments
	June 30, 2011

Shares		Value

COMMON STOCKS - 98.67%

Apparel Stores - 2.82%
12,185	Cato Corp. Class A	$ 350,928

Communications Services, NEC - 2.08%
9,893	Neustar Inc. Class A *	259,197

Computer Communications Equipment - 2.39%
19,015	Cisco Systems, Inc.	296,824

Electronic Computers - 4.88%
36,398	Dell, Inc. *	606,755

Finance Services - 3.61%
8,688	American Express Co.	449,170

Fire, Marine & Casualty Insurance - 4.90%
7,881	Berkshire Hathaway, Inc. Class B *	609,911

Hospital & Medical Service Plans - 11.22%
7,172	Humana, Inc.	577,633
7,476	WellCare Health Plans, Inc. *	384,341
5,506	Wellpoint, Inc.	433,708
		1,395,682
Pharmaceutical Preparations - 6.26%
30,356	Pfizer, Inc.	625,334
11,903	Prestige Brands Holdings, Inc. *	152,834
		778,168
Retail-Apparel & Accessory Stores - 5.81%
10,440	Aeropostale Inc. *	182,700
10,662	DSW, Inc. Class A *	539,604
		722,304
Retail-Computer & Computer Software Stores - 2.12%
9,895	GameStop Corp. Class A *	263,900

Retail-Drug Stores & Proprietary Stores - 1.51%
15,809	PetMed Express, Inc.	187,337

Retail-Radio, TV & Consumer Electronics Stores - 1.98%
7,855	Best Buy Co., Inc.	246,726

Semiconductors & Related Devices - 4.08%
22,890	Intel Corp.	507,242

Services-Advertising Agencies - 2.73%
20,429	Valueclick, Inc. *	339,121

Services-Business Services, NEC - 11.56%
8,238	eBay, Inc. *	265,840
1,168	Mastercard Inc. Class A	351,965
3,958	Visa, Inc. Class A	333,501
24,316	Western Union Co.	487,049
		1,438,355
Services-Computer Programming, Date Processing, ETC - 4.00%
983	Google Inc. Class A *	497,771

Services-Consumer Credit Reporting, Collection Agencies - 1.98%
3,252	Dun & Bradstreet Corp.	245,656

Services-Educational Services - 2.17%
12,774	Career Education Corp. *	270,170

Services-Engineering, Accounting, Research, Management - 2.15%
15,888	SAIC, Inc. *	267,236

Services-Mailing, Reproduction, Commercial Art & Photography - 1.13%
19,892	American Reprographics Co. *	140,636

Services-Management Consulting - 2.96%
8,436	Corporate Executive Board Co.	368,231

Services-Personal Services - 7.21%
21,485	H.R. Block, Inc.	344,619
7,312	Weight Watchers International, Inc.	551,837
		896,456
Services-Prepackaged Software - 6.24%
10,840	CA Technologies, Inc.	247,586
20,326	Microsoft Corp.	528,476
		776,062
Telegraph & Other Message Communications - 2.88%
12,703	J2 Global Communications, Inc. *	358,606

TOTAL FOR COMMON STOCKS (Cost $10,724,986) - 98.67%		12,272,444

SHORT TERM INVESTMENTS - 1.22%
151,590	Fidelity Institutional Money Market Portfolio 0.19% **	151,590

TOTAL FOR SHORT TERM INVESTMENTS (Cost $151,590) - 1.22%		151,590

TOTAL INVESTMENTS (Cost $10,876,576) - 99.89%		12,424,034

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.11%		14,217

NET ASSETS - 100.00%		$ 12,438,251

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 12,272,444	-	-	$ 12,272,444
	Short-Term Investments:
	Fidelity Institutional Money Market Portfolio	151,590	-	-	151,590
		$ 12,424,034	-	-	$ 12,424,034

The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	June 30, 2011

Shares		Value

COMMON STOCKS - 75.34%

Accident & Health Insurance - 5.09%
4,400	AFLAC, Inc.	$ 205,392

Agricultural Chemicals - 1.80%
1,000	Monsanto Co.	72,540

Crude Petroleum & Natural Gas - 4.70%
5,600	Petroleo Brasileiro S.A. (Brazil)	189,616

Finance Services - 4.65%
1,000	American Express Co.	51,700
2,000	Financial Engines, Inc.	51,840
10,000	Oneida Financial Corp.	84,000
		187,540
Grain Mill Products - 4.61%
5,000	General Mills, Inc.	186,100

Guided Missiles & Space Vehicles & Parts - 4.81%
2,400	Lockheed Martin Corp.	194,328

Office Machines, NEC - 4.78%
8,400	Pitney Bowes, Inc.	193,116

Pharmaceutical Preparations - 14.79%
6,800	Bristol Myers Squibb, Co.	196,928
3,000	Johnson & Johnson, Inc.	199,560
5,000	Sanofi-Aventis ADR	200,850
		597,338
Refuse Systems - 4.62%
5,000	Waste Management, Inc.	186,350

Retail-Drug Stores and Proprietary Stores - 1.17%
4,000	PetMed Express, Inc.	47,400

Retail-Variety Stores - 5.26%
4,000	Wal-Mart Stores, Inc.	212,560

Security Brokers, Dealers & Flotation Companies - 4.07%
10,000	Schwab Corp.	164,500

Semiconductors & Related Devices - 0.83%
1,000	Cree, Inc. *	33,590

Services-Advertising - 0.26%
2,850	Insignia Systems, Inc. *	10,659

Services-Business Services, NEC - 5.34%
6,400	eBay, Inc. *	206,528
100	LinkedIn Corp. Class A *	9,009
		215,537
Services-Computer Integrated Systems Design - 0.75%
2,000	Yahoo, Inc. *	30,080

Services-Computer Programming, Date Processing, ETC - 1.25%
100	Google Inc. Class A *	50,638

Services-Engineering, Accounting, Research, Management - 4.57%
6,000	Paychex, Inc.	184,320

Services-Motion Picture & Video Tape Production - 1.99%
4,000	Dreamworks Animation SKG, Inc. *	80,400

TOTAL FOR COMMON STOCKS (Cost $3,127,410) - 75.34%		3,042,004

EXCHANGE TRADED FUNDS - 4.82%
5,000	Aberdeen Asia Pacific Fund	36,650
2,000	Direxion Large Cap Bear 3X Shares *	69,120
5,000	The Gabelli Global Gold, Natural Resources & Income Trust	88,850
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $172,504) - 4.82%		194,620

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 2.17% *
Shares Subject
to Put
	AFLAC, In.c
4,000	January 2013 Put @ $35.00	12,800

	Bristol-Myers Squibb Co.
6,500	January 2013 Put @ $22.50	8,385

	eBay, Inc.
6,000	January 2013 Put @ $25.00	13,680

	General Mills, Inc.
4,400	January 2012 Put @ $30.00	1,408

	Johnson & Johnson, Inc.
2,500	January 2013 Put @ $55.00	7,125

	Lockheed Martin Corp.
2,500	January 2012 Put @ $65.00	2,625

	Paychex, Inc.
5,700	January 2012 Put @ $25.00	2,565

	Petroleo Brasileiro S.A. (Brazil)
5,600	January 2012 Put @ $30.00	8,568

	Pitney Bowes, Inc.
8,000	January 2013 Put @ $20.00	14,800

	Sanofi-Aventis
3,000	December 2011 Put @ $35.00	3,300

	Schwab Corp.
10,000	January 2012 Put @ $12.50	2,500

	Wal-Mart Stores, Inc.
800	January 2013 Put @ $40.00	1,096

	Waste Management, Inc.
4,000	January 2013 Put @ $30.00	8,600

	Total (Premiums Paid $160,918) - 2.17%	87,452

SHORT TERM INVESTMENTS - 21.11%
852,583	Fidelity Government Fund Class-I 0.01% **	852,583

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $852,583) 21.11%		852,583

TOTAL INVESTMENTS (Cost $4,313,415) - 103.44%		4,176,659

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.44)%		(138,780)

NET ASSETS - 100.00%		$ 4,037,879

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
June 30, 2011

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

AFLAC, In.c
July 2011 Call @ $46.00	4,400	$ 5,852

American Express Co.
July 2011 Call @ $49.00	1,000	2,590

Bristol-Meyers Squibb Co.
July 2011 Call @ $29.00	6,800	2,244

Direxion Large Cap Bear 3X Shares
July 2011 Call @ $37.00	2,000	1,000

eBay, Inc.
July 2011 Call @ $31.00	6,400	10,368

Financial Engines, Inc.
August 2011 Call @ $25.00	2,000	4,300

General Mills, Inc.
July 2011 Call @ $39.00	5,000	250

Google Inc.
July 2011 Call @ $485.00	100	2,120

Johnson & Johnson, Inc.
July 2011 Call @ $67.50	3,000	780

LinkedIn Corp.
July 2011 Call @ $72.50	100	1,720

Lockheed Martin Corp.
July 2011 Call @ $82.50	2,400	840

Monsanto Co.
July 2011 Call @ $70.00	1,000	2,960

Paychex, Inc.
July 2011 Call @ $31.00	6,000	1,200

PetMed Express, Inc.
September 2011 Call @ $15.00	4,000	600

Petroleo Brasileiro S.A. (Brazil)
July 2011 Call @ $34.00	5,600	2,912

Pitney Bowes, Inc.
July 2011 Call @ $24.00	8,400	840

Sanofi-Aventis
July 2011 Call @ $38.00	5,000	12,000

Schwab Corp.
July 2011 Call @ $17.00	10,000	1,000

Wal-Mart Stores, Inc.
July 2011 Call @ $52.50	4,000	3,640

Waste Management, Inc.
July 2011 Call @ $38.00	5,000	1,000

Yahoo, Inc.
July 2011 Call @ $15.00	2,000	300

Total (Premiums Received $35,549)		$ 58,516

* Non-income producing securities during the period.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 3,042,004	-	-	$ 3,042,004
Exchange Traded Funds	$ 194,620	-	-	$ 194,620
Put Options	$ 87,452	-	-	$ 87,452
Short-Term Investments:
Fidelity Government Fund Class-I	$ 852,583	-	-	$ 852,583

Total	$ 4,176,659	-	-	$ 4,176,659

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Call Options	$ 58,516	-	-	$ 58,516

Total	$ 58,516	-	-	$ 58,516

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Assets and Liabilities
June 30, 2011

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $10,876,576 and $4,313,415)	$ 12,424,034	$ 4,176,659
Receivables:
Dividends and Interest	9,016	6,406
Due from Adviser	-	21,649
Securities Sold	-	940
Shareholder Purchases	58,333	-
Prepaid Expenses	-	1,962
Total Assets	12,491,383	4,207,616
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $35,549)	-	58,516
Payables:
Due to Manager	9,379	-
Securities Purchased	-	70,050
Shareholder Redemptions	30,513	-
Accrued Expenses	13,240	41,171
Total Liabilities	53,132	169,737

Net Assets	$ 12,438,251	$ 4,037,879

Net Assets Consist of:
Paid In Capital	$ 10,891,416	$ 4,266,513
Accumulated Undistributed Net Investment Income (Loss)	-	10,121
Accumulated Undistributed Realized Loss on Investments	(623)	(79,032)
Unrealized Appreciation (Depreciation) in Value of Investments	1,547,458	(159,723)
Net Assets, for 1,074,624 and 476,056 Shares Outstanding, respectively	$ 12,438,251	$ 4,037,879

Net Asset Value Per Share		$ 8.48

Short-term Redemption Price Per Share ($8.48 x 0.98) *		$ 8.31

Investor Class:

Net Assets	$ 9,007,612

Shares outstanding (unlimited number of shares authorized with no par value)	777,013

Net Asset Value	$ 11.59

Short-term Redemption Price Per Share ($11.59 x 0.98) *	$ 11.36

Class C:

Net Assets	$ 3,101,926

Shares outstanding (unlimited number of shares authorized with no par value)	269,234

Net Asset Value	$ 11.52

Short-term Redemption Price Per Share ($11.52 x 0.98) *	$ 11.29

Institutional Class:

Net Assets	$ 328,713

Shares outstanding (unlimited number of shares authorized with no par value)	28,377

Net Asset Value, Redemption Price and Offering Price Per Share	$ 11.58

Short-term Redemption Price Per Share ($11.58 x 0.98) *	$ 11.35

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the year ended June 30, 2011

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 104,797	$ 131,336
Interest	837	119
Total Investment Income	105,634	131,455

Expenses:
Advisory Fees (Note 3)	78,613	16,987
Administration Fees (Note 3 and 4, respectively)	16,159	59,999
Transfer Agent Fees	-	12,468
Miscellaneous Expenses	-	3,573
Audit Fees	-	9,001
Distribution Fees (Class C - $9,119 and Investor Class - $13,770)	22,889	37,763
Legal Fees	-	11,501
Custody Fees	-	11,724
Trustee Expense	-	-
Printing and Mailing Expense	-	248
Registration Fees	-	5,500
Total Expenses	117,661	168,764
Fees Waived and Reimbursed by the Advisor	-	(102,679)
Net Expenses	117,661	66,085

Net Investment Income (Loss)	(12,027)	65,370

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	181,224	87,158
Realized Loss on Options	-	(52,483)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,958,460	306,733
Options	-	(157,677)
Realized and Unrealized Gain on Investments and Options	2,139,684	183,731

Net Increase in Net Assets Resulting from Operations	$ 2,127,657	$ 249,101

(a) net of foreign witholding taxes of $2,226 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	Years Ended
	6/30/2011	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (12,027)	$ (16,359)
Net Realized Gain on Investments	181,224	4,291
Unrealized Appreciation (Depreciation) on Investments	1,958,460	(268,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,127,657	(280,934)

Distributions to Shareholders:
Net Investment Income - Class C	(95)	-
Net Investment Income - Institutional Class	(27)	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	(122)	-

Capital Share Transactions (Note 5)	6,003,578	3,704,827

Total Increase in Net Assets	8,131,113	3,423,893

Net Assets:
Beginning of Period	4,307,138	883,245

End of Period (Including Undistributed Net Investment Income
of $0 and $0, respectively)	$ 12,438,251	$ 4,307,138

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statements of Changes in Net Assets

	Years Ended
	6/30/2011	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 65,370	$ 57,623
Net Realized Gain on Investments and Options	34,675	143,045
Unrealized Appreciation (Depreciation) on Investments and Options	149,056	(251,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	249,101	(50,956)

Distributions to Shareholders:
Net Investment Income	(55,249)	(59,803)
Realized Gains	(217,665)	(73,857)
Total Distributions Paid to Shareholders	(272,914)	(133,660)

Capital Share Transactions (Note 5)	738,114	1,877,692

Total Increase in Net Assets	714,301	1,693,076

Net Assets:
Beginning of Period	3,323,578	1,630,502

End of Period (Including Undistributed Net Investment Income of $10,121 and $0, respectively)	$ 4,037,879	$ 3,323,578

The accompanying notes are an integral part of these financial statements.

Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 10.09

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	1.50
Total from Investment Operations	1.52

Distributions:
Net Investment Income	(0.03)
Realized Gains	-
Total from Distributions	(0.03)

Redemption Fees ****	-

Net Asset Value, at End of Period	$ 11.58

Total Return **	15.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 329
Ratio of Expenses to Average Net Assets	1.22%	†
Ratio of Net Investment Loss to Average Net Assets	0.26%	†
Portfolio Turnover	52.38%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Period began on November 3, 2010.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
† Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 9.32

Income From Investment Operations:
Net Investment Income *	(0.07)
Net Gain on Securities (Realized and Unrealized)	2.27
Total from Investment Operations	2.20

Distributions:
Net Investment Income	-	∞
Realized Gains	-
Total from Distributions	-

Redemption Fees ****	-

Net Asset Value, at End of Period	$ 11.52

Total Return **	23.66%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,102
Ratio of Expenses to Average Net Assets	2.22%	†
Ratio of Net Investment Loss to Average Net Assets	(0.80)%	†
Portfolio Turnover	52.38%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Period began on September 23, 2010.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
† Annualized
∞ Amount calculated is less than $0.005
The accompanying notes are an integral part of these financial statements.

Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2011	6/30/2010	6/30/2009	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 8.40	$ 7.40	$ 10.42	$ 13.61	$ 11.36

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)	(0.06)	(0.03)	(0.04)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.20	1.06	(2.16)	(1.74)	2.90
Total from Investment Operations	3.19	1.00	(2.19)	(1.78)	2.83

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	-	-	(0.83)	(1.41)	(0.58)
Total from Distributions	-	-	(0.83)	(1.41)	(0.58)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.59	$ 8.40	$ 7.40	$ 10.42	$ 13.61

Total Return **	37.98%	13.51%	(19.12)%	(14.31)%	25.41%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,008	$ 4,307	$ 883	$ 968	$ 853
Ratio of Expenses to Average Net Assets	1.49%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.07)%	(0.68)%	(0.43)%	(0.35)%	(0.54)%
Portfolio Turnover	52.38%	58.68%	47.11%	63.03%	72.06%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended		Period Ended *
	6/30/2011	6/30/2010	6/30/2009

Net Asset Value, at Beginning of Period	$ 8.53	$ 8.94	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.15	0.20	0.26
Net Loss on Securities (Realized and Unrealized)	0.44	(0.11)	(1.15)
Total from Investment Operations	0.59	0.09	(0.89)

Distributions:
Net Investment Income	(0.12)	(0.20)	(0.17)
Realized Gains	(0.52)	(0.30)	-
Total from Distributions	(0.64)	(0.50)	(0.17)

Redemption Fees †	-	-	-

Net Asset Value, at End of Period	$ 8.48	$ 8.53	$ 8.94

Total Return ***	7.10%	0.82%	(8.80)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,038	$ 3,324	$ 1,631
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.47%	5.94%	16.14%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.99)%	(1.94)%	(11.24)%	(b)
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	(b)
Ratio of Net Investment Income to Average Net Assets	1.73%	2.25%	3.15%	(b)
Portfolio Turnover	759.21%	417.96%	195.12%

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
† The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Option Writing - The Baldwin Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Baldwin Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Baldwin Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds’ for the year ended June 30, 2011.

Reclassification of Capital Account- GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.  As of June 30, 2011, the Value Fund reclassified permanent book/tax differences of $12,149 from net investment loss to paid in capital.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Investment Management and Administrative Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  Prior to September 15, 2010, the management fee was 1.49%.  For the year ended June 30, 2011, Frank Capital earned fees of $78,613 from the Value Fund.  As of June 30, 2011, the Value Fund owed Frank Capital $9,379.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2011 the Value Fund accrued $16,159 in administrative fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the year ended June 30, 2011, LBC earned a fee of $16,987 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

LBC reimbursed the Baldwin Fund $102,679 for the year ended June 30, 2011.  LBC owed the Fund $21,649 for reimbursement of expenses at June 30, 2011.  At June 30, 2011, the amount subject to future recoupment is as follows:

Fiscal Year Ended

Recoverable Through

Amount

     June 30, 2009

       June 30, 2012

$103,914

June 30, 2010                           June 30, 2013

                          $107,270

 June 30, 2011                           June 30, 2014

                          $102,679

Note 4. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2011, LBC was paid $58,450 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the year ended June 30, 2011, were $59,999. LBC acts as the distributor of the Baldwin Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2011, was $10,891,416 and $4,266,513 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2010 through June 30, 2011		July 1, 2009 through June 30, 2010

	Shares	Amount	Shares	Amount
Shares sold	590,923	$ 6,090,701	490,129	$ 4,589,276
Shares reinvested	-	-	-	-
Shares redeemed	(326,511)	(3,329,638)	(96,948)	(884,449)
Net Increase	264,412	$ 2,761,063	393,181	$3,704,827

Value Fund – Class C	September 23, 2010 (commencement of operations) through June 30, 2011

	Shares	Amount
Shares sold	308,502	$ 3,365,798
Shares reinvested	7	69
Shares redeemed	(39,275)	(452,994)
Net Increase	269,234	$ 2,912,873

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

Value Fund – Institutional Class	November 3, 2010 (commencement of operations) through June 30, 2011

	Shares	Amount
Shares sold	28,375	$ 329,615
Shares reinvested	3	27
Shares redeemed	-	-
Net Increase	28,378	$ 329,642

Baldwin Fund	July 1, 2010 through June 30, 2011		July 1, 2009 through June 30, 2010

	Shares	Amount	Shares	Amount
Shares sold	86,258	$ 741,548	197,991	$1,794,458
Shares reinvested	27,613	233,193	12,902	115,261
Shares redeemed	(27,631)	(236,627)	(3,509)	(32,027)
Net Increase	86,240	$ 738,114	207,384	$1,877,692

Note 6. Options

As of June 30, 2011, the Baldwin Fund had outstanding written call options valued at $58,516.

Transactions in written call options during the year ended June 30, 2011 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2010	941	$ 51,635
Options written	13,347	613,921
Options exercised	(5,704)	(279,734)
Options expired	(6,370)	(272,341)
Options terminated in closing purchase transaction	(1,372)	(77,932)
Options outstanding at June 30, 2011	842	$ 35,549

As of June 30, 2011, the Baldwin Fund held put options valued at $87,452.

Transactions in put options purchased during the year ended June 30, 2011 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2010	835	$ 209,670
Options purchased	839	182,671
Options expired	(107)	(18,691)
Options terminated	(937)	(212,732)
Options outstanding at June 30, 2011	630	$ 160,918

The Funds adopted SFAS 161, “Disclosures about Derivative Instruments and Hedging Activities”, effective July 1, 2009.

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

  Asset

Derivatives

              Derivatives

Call options written                                  $ 58,516

Investments in Securities

                $ 87,452

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2011, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

Realized

Unrealized

Location

Gain/(Loss)

Location

   Gain/(Loss)

Call options                        Realized Gain

     Change in Unrealized

  Written and                   (Loss) on Options

$ (52,483)               Appreciation/(Depreciation)     $ (157,677)

   Purchased                            Written

                                              on Options

The selling of written call options may tend to reduce the volatility of the Baldwin Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Baldwin

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

 Fund’s gain on the underlying securities.  Written call options expose the Baldwin Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Note 7. Investment Transactions

For the year ended June 30, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $9,804,131 and $3,831,226, respectively.

For the year ended June 30, 2011, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options for the Baldwin Fund aggregated $24,183,805 and $24,175,161, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $560,906 and $680,719, respectively.

Note 8. Tax Matters

As of June 30, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

Value Fund

Baldwin Fund

Undistributed ordinary income

  $     47,080                               $   133,265

Undistributed capital gain

  $     76,682                               $     18,190

Post-October capital loss deferrals realized between 11/1/10 and 6/30/2011 *                       $            -0-

                    $    92,119

Gross unrealized appreciation on investment securities

                  $  1,933,300                               $     68,138

Gross unrealized depreciation on investment securities

                  $   (510,248)

                     $ (187,152)

Net unrealized depreciation on investment securities

                  $  1,423,052                               $ (119,014)

Cost of investment securities, including Short Term investments **

                  $11,000,982

                    $ 4,272,706

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Value Fund in future years through the expiration date.  The

    Value Fund will not make distributions from capital gains while a capital loss carry forward remains.

On September 29, 2010, the Baldwin Fund declared a distribution of $0.0410 per share of net investment income. The distribution was paid on September 29, 2010 to shareholders of record on September 28, 2010.

On November 9, 2010, the Baldwin Fund declared a distribution of $0.4552 per share of short-term capital gain. The distribution was paid on November 9, 2010 to shareholders of record on November 8, 2010.

On November 9, 2010, the Baldwin Fund declared a distribution of $0.0332 per share of long-term capital gain. The distribution was paid on November 9, 2010 to shareholders of record on November 8, 2010.

On December 30, 2010, the Baldwin Fund declared a distribution of $0.0300 per share of long-term capital gain. The distribution was paid on December 30, 2010 to shareholders of record on December 29, 2010.

On March 25, 2011, the Baldwin Fund declared a distribution of $0.0480 per share of net investment income. The distribution was paid on March 25, 2010 to shareholders of record on March 24, 2011.

On June 29, 2011, the Baldwin Fund declared a distribution of $0.0340 per share of net investment income. The distribution was paid on June 29, 2011 to shareholders of record on June 28, 2011.

On December 29, 2010, the Value Fund – Class C declared a distribution of $0.0042 per share of net investment income. The distribution was paid on December 29, 2010 to shareholders of record on December 28, 2010.

On December 29, 2010, the Value Fund – Institutional Class declared a distribution of $0.0274 per share of net investment income. The distribution was paid on December 29, 2010 to shareholders of record on December 28, 2010.

The tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary income	$122	$245,522
Realized Gains	$ 0	$ 27,392
	$122	$272,914

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2011, NFS, LLC owned approximately 94.31% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2011, Pershing, LLC owned approximately 39.47% of the Value Fund Investor Class and NFS, LLC owned approximately 33.41% of the Value Fund Investor Class, for the benefit of others, and may be deemed to control the Value Fund Investor Class.  As of June 30, 2011, NFS, LLC owned approximately 96.50% of the Value Fund Institutional Class, for the benefit of others, and may be deemed to control the Value Fund Institutional Class. As of June 30, 2011, Pershing, LLC owned approximately 91.51% of the Value Fund Class C, for the benefit of others, and may be deemed to control the Value Fund Class C.

Note 10. Distribution and Service Fees

The Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor.  For the year ended June 30, 2011 the Baldwin Fund accrued $37,763 in 12b-1 fees.

The Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively. Because these fees are paid out of the Value Fund's assets on an on-going basis, over time these fees will increase

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011

 the cost of your investment and may cost you more than paying other types of sales charges.  For the year ended June 30, 2010 the Investor Class accrued $13,770 in distribution fees and Class C accrued $9,119 in distribution fees.

Note 11. New Accounting Pronouncement.

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund and Leigh Baldwin Total Return Fund,

   both a Series of the Frank Funds

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), and Leigh Baldwin Total Return Fund (“Baldwin Fund”), both a series of the Frank Funds (the “Funds”), including the schedule of investments and schedule of call options written, as of June 30, 2011 and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Value Fund, and for the two years then ended and the period August 1, 2008 (commencement of operations) through June 30, 2009 for the Baldwin Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of June 30, 2011, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Frank Value Fund and Leigh Baldwin Total Return Fund, both a series of the Frank Funds, as of June 30, 2011, the results of their operations, changes in their net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
August 23, 2011

Frank Funds
Expense Illustration
June 30, 2011

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs,  including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the  information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2011	June 30, 2011	January 1,2011 to June 30,2011

Actual	$1,000.00	$1,123.06	$7.84
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2011	June 30, 2011	January 1,2011 to June 30,2011

Actual	$1,000.00	$1,118.90	$11.66
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.79	$11.08

* Expenses are equal to the Fund's annualized expense ratio of 2.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2011	June 30, 2011	January 1,2011 to June 30,2011

Actual	$1,000.00	$1,127.25	$6.43
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.74	$6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2011	June 30, 2011	January 1,2011 to June 30,2011

Actual	$1,000.00	$1,079.88	$9.02
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK  FUNDS

BOARD OF TRUSTEES

JUNE 30, 2011 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch, 312 E. 22nd St. #2B. New York, NY 10010 Age: 29	Trustee since June 2004.

CEO of Deutsch & Thomas, Inc., a seller of professional business plans, September 2005 to present; Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to September 2005.

Jason W. Frey, 312 E. 22nd St. #2B. New York, NY 10010 Age: 32	Trustee since June 2004.

Software Developer, ManageIQ, Inc., a virtualization software company, October 2007 to present; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007.

Hemanshu Patel 312 E. 22nd St. #2B. New York, NY 10010 Age: 27	Trustee since January 2010.	Associate , J. W. Childs Associates, private equity firm, November 2007 to present; Analyst, Citigroup Global Markets, July 2006 to November 2007; Student, Rutgers University, August 2002 to May 2006
Andrea Goncalves 312 E. 22nd St. #2B. New York, NY 10010 Age: 29	Trustee since January 2010.	Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to present; Financial Management Associate, Ernst & Young, May 2004 to May 2006

FRANK  FUNDS

BOARD OF TRUSTEES

JUNE 30, 2011 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 29	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 41	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present; Executive Director, Morgan Stanley Investment Management, 1998 – 2006.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2011 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

APPROVAL OF MANAGEMENT AGREEMENT

The Management Agreement between the Trust and Leigh Baldwin & Co LLC (“Leigh Baldwin & Co”) as to the Baldwin Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 18, 2011.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Leigh Baldwin & Co, the Board considered Leigh Baldwin & Co’s investment philosophy.  In addition, the Trustees reviewed Leigh Baldwin & Co’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin & Co.  The Trustees reviewed a report prepared by Leigh Baldwin & Co for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin & Co and Leigh Baldwin & Co’s compliance activities.  Leigh Baldwin & Co certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin & Co has provided high quality advisory services to the Baldwin Fund, and that the nature and extent of services provided by Leigh Baldwin & Co were reasonable and consistent with the Board’s expectations.

As to the Baldwin Fund’s performance, the Trustees reviewed information in the Report regarding the Baldwin Fund’s returns since inception and for the year ended March 31, 2011.  The Baldwin Fund’s performance was compared to a peer group of mutual funds, as well as the S&P 500 Index.  The peer group was assembled by Leigh Baldwin & Co and consisted primarily of funds in the Morningstar Long-Short Category. The Board noted that the Baldwin Fund’s performance trailed  the performance of the S&P 500 Index since inception. The Board discussed whether a long-only index like the S&P 500 was an appropriate comparison for the Fund's equity market-neutral strategy.  After discussion with the President of the Trust, the Board concluded that using the HFRX Equity Market Neutral Index and the Lipper Equity Market Neutral Peer Group would offer a more useful benchmark for comparison purposes in the future.

The Trustees reviewed information in the Report comparing the expense ratio of the Baldwin Fund to those of the peer group.  The Board noted that the Baldwin Fund's net expense ratio is 1.75%, which is less than the 2.14% peer group average.  They further noted that the management fees for the Baldwin Fund are 0.45% while the peer group average is 1.16%.  The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Baldwin Fund.  The Board also noted that the Morningstar Long/Short peer group consists of funds attempting to profit from both long and short positions, whereas the Baldwin Fund attempts to hedge both the extreme upside and downside scenarios. The Board noted that,

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2011 (UNAUDITED)

 in the future, it would be helpful to consider the fees and expenses of the Fund as they relate to funds in the Lipper Equity Market Neutral Peer Group.

As to profits realized by Leigh Baldwin & Co, the Board reviewed information regarding Leigh Baldwin & Co’s income and expense statement for calendar 2010. The Board concluded that Leigh Baldwin & Co has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Baldwin Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board noted that Leigh Baldwin & Co has not been profitable with respect to the Baldwin Fund. The Board then discussed additional benefits received by Leigh Baldwin & Co from the Baldwin Fund, and agreed there were none. They concluded that Leigh Baldwin & Co was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Baldwin Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Baldwin Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Board of Trustees

Brian J. Frank

Matthew D. L. Deutsch

Jason W. Frey

Andrea Goncalves

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

312 E. 22nd St. #2B

New York, NY 10010

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2011

$ 16,000

FY 2010

$ 16,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2011

$ 0

$ 0

FY 2010

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2011

$ 2,700

$ 0

FY 2010

$ 3,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2011

$ 0

$ 0

FY 2010

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2011

$ 2,700

$ 0

FY 2010

$ 3,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: September 7, 2011